[Letterhead of Paul Hastings LLP]

1(212) 318-6063
thomaspeeney@paulhastings.com

July 26, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:
Brookfield Global Listed Infrastructure Income Fund Inc. (the "Fund")
Registration Statement on Form N-2

Ladies and Gentlemen

              On behalf of the Fund, transmitted herewith is a copy of the Fund's Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 for filing under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended (the "Registration Statement").

              The filing has been marked to show changes made since the filing of the Fund's Registration Statement on Form N-2 on June 10, 2011 (SEC Accession No. 0001104659-11-034197), reflecting comments we received from the Commission staff on July 7, 2011.

              Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.

Very truly yours,

/s/ THOMAS D. PEENEY

Thomas Peeney
for PAUL HASTINGS LLP

Enclosures